Financial assets at amortised cost - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,120	£ 4,042
Residual value and voluntary terminations
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 94	£ 95